Stock-Based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Stock-Based Compensation Plans
Number of Stock Options Outstanding (in shares), Beginning	1,593,433	1,319,279
Weighted-Average Exercise Price (in dollars per share), Beginning	$ 45.54	$ 42.35
Weighted-Average Remaining Contractual Life (years)	3 years 10 months 24 days	4 years 1 month 6 days	4 years 4 months 24 days
Aggregate Intrinsic Value	$ 54.8	$ 45.7	$ 41.5
Granted, shares (in shares)	278,845	356,014	271,025
Granted, weighted-average exercise price (in dollars per share)	$ 79.80	$ 61.09
Exercised, shares (in shares)	(285,808)	(63,890)
Exercised, weighted-average exercise price (in dollars per share)	$ 33.06	$ 27.34
Forfeited, shares (in shares)	(17,919)	(17,970)
Forfeited, weighted-average exercise price (in dollars per share)	$ 62.30	$ 52.98
Number of Stock Options Outstanding (in shares), Ending	1,568,551	1,593,433	1,319,279
Weighted-Average Exercise Price (in dollars per share), Ending	$ 52.31	$ 45.54	$ 42.35
Vested or expected to vest, shares (in shares)	1,568,551
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 52.31
Vested or expected to vest, weighted-average remaining contractual life (Year)	3 years 10 months 24 days
Vested or expected to vest, aggregate intrinsic value	$ 54.8
Exercisable, shares (in shares)	1,121,998
Exercisable, weighted-average exercise price (in dollars per share)	$ 46.46
Exercisable, weighted-average remaining contractual life (Year)	3 years 3 months 18 days
Exercisable, aggregate intrinsic value	$ 45.7